Related Party Transactions	3 Months Ended
Jan. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions
4.	Related Party Transactions

a.	Compensation to key management personnel

(i)	The compensation to key management personnel for employment services they provide to the Company is as follows:

	Three months ended	Three months ended
	January 31,	January 31,
	2024	2023

Officers:
Consulting fees	$160,688	$150,066
Share based compensation	15,701	44,442
	$176,389	$194,508
Directors:
Directors’ fees	$74,623	$54,562
Share based compensation	17,221	44,095
	$91,844	$98,657

(ii)	Balances with related parties

	January 31,	October 31,
	2024	2023
Amounts owed to officers	$105,044	$29,666
Amounts owed to directors	47,056	12,767
	$152,100	$42,433

b.

On March 7, 2022, the Company signed an agreement with SciSparc Ltd (“SciSparc”), pursuant to which the Company and SciSparc agreed to cooperate in conducting a feasibility study using certain molecules developed by each party (the “Cooperation Agreement”). Certain of the Company’s officers and directors currently operate, manage or are engaged as officers and/or directors of SciSparc.

In June 2023, the Company entered into a research agreement with the Hebrew University of Jerusalem to evaluate SciSparc and the Company’s combination treatment for obesity and metabolic syndrome.

To date, the collaboration has resulted in the filing of nine patent applications. To the extent the parties determine to proceed to a commercial cooperation, they may enter into a joint venture by the parties share the economics and rights on a 50%-50% basis. To date, no determination has been made to pursue the joint venture as the development of the project remains in a very early stage.

For the three months ended January 31, 2024, the Company incurred research and development expenses conducted within the framework of the Cooperation Agreement in the amount of $502 (three months ended January 31, 2023 $57,630). As of January 31, 2024, $85,382 is owed to the Company by SciSparc (October 31, 2023- $136,002).

c.	The Company shares office space with SciSparc and contributes to office expenses costs.

d.	On December 25, 2023, the Company entered into a lease agreement with SciSparc for a total area of approximately 240m2, of which the Company occupies approximately 120m2 for the Company’s offices, in Tel Aviv, Israel. The Company’s base rent was ILS23,300 per month ($6,500) during the term of the lease. The lease liability was discounted using the Company’s estimated incremental borrowing rate of 10%.